Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 503,303,712.96
Previously Paid Amount	0.00
Total Fee Amount	77,055.80
Total Offset Amount	0.00
Net Fee	$ 77,055.80